United States
Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06142

THE JAPAN EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company
One Evertrust Plaza
Jersey City, New Jersey 07302
(Address of principal executive offices) (Zip code)

John J. O’Keefe
The Japan Equity Fund, Inc.
c/o Daiwa Securities Trust Company
One Evertrust Plaza
Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 915-3054

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

The Japan Equity Fund, Inc.

Portfolio of Investments

July 31, 2004 (unaudited)

COMMON STOCKS—97.61%

Shares		Value
Banks—6.95%
347	Mitsubishi Tokyo Financial Group Inc.	3,104,999
610	Mizuho Financial Group, Inc.	2,310,357
150,000	The Sumitomo Trust & Banking Co., Ltd.	877,760
		6,293,116
Chemicals—6.84%
196,000	Asahi Organic Chemicals Industry Co., Ltd.	552,360
275,000	Denki Kagaku Kogyo Kabushiki Kaisha	895,934
4,000	Fuji Photo Film Co., Ltd.	119,907
80,500	Hitachi Chemical Co., Ltd.	1,155,986
54,000	Kao Corp.	1,337,641
28,000	Shin-Etsu Chemical Co., Ltd.	949,919
200,000	Sumitomo Chemical Co., Ltd.	822,115
100,000	Toyo Ink Manufacturing Co., Ltd.	354,514
		6,188,376
Communication—7.52%
240	KDDI Corp.	1,225,633
280	NTT Corp.	1,394,723
1,480	NTT DoCoMo, Inc.	2,576,916
56,000	Tokyo Broadcasting System, Inc.	953,940
16,000	Trend Micro Inc.	654,820
		6,806,032
Construction—0.96%
27,000	Daiwa House Industry Co., Ltd.	280,614
135,000	Maeda Corp.	585,218
		865,832
Electric Appliances—13.48%
32,000	Canon Inc.	1,562,377
178,000	Fujitsu Ltd.	1,102,316
130,000	Hitachi Ltd.	793,394
39,000	Koito Manufacturing Co., Ltd.	309,424
6,200	Kyocera Corp.	478,550
13,000	Mabuchi Motor Co., Ltd.	918,237
148,000	Matsushita Electric Industrial Co., Ltd.	1,971,208
15,200	NEC Electronics Corp.	785,784
10,000	Rohm Co., Ltd.	1,069,826
38,000	Sharp Corp.	548,752
13,000	Stanley Electric Co., Ltd.	198,115
500	Sumida Corp.	13,822
7,500	TDK Corp.	518,309
10,100	Tokyo Electron Ltd.	494,032
123,000	Yokogawa Electric Corp.	1,435,110
		12,199,256
Electric Power & Gas—3.07%
60,000	Tohoku Electric Power Co., Inc.	985,460
79,000	Tokyo Electric Power Co., Inc.	1,790,298
		2,775,758
Foods—2.63%
126,000	Asahi Breweries, Ltd.	1,338,934
88,000	Fuji Oil Co., Ltd.	1,040,962
		2,379,896

Glass & Ceramic Products—1.39%
45,000	NGK Spark Plug Co., Ltd.	439,015
218,000	Nippon Sheet Glass Co., Ltd.	817,842
		1,256,857
Insurance—2.14%
192,000	Nissay Dowa General Insurance Co., Ltd.	1,006,354
20,000	T&D Holdings Inc.	928,020
		1,934,374
Iron & Steel—1.08%
240,000	Kobe Steel, Ltd.	331,718
224,000	Nippon Steel Corp.	454,353
180,000	Sumitomo Metal Industries, Ltd.	193,861
		979,932
Land Transportation—2.35%
250	East Japan Railway Co.	1,361,964
145,000	Nippon Express Co., Ltd.	766,514
		2,128,478
Machinery—4.47%
206,000	NSK Ltd.	918,883
78,000	Ricoh Co., Ltd.	1,519,117
9,800	SMC Corp.	958,715
40,200	THK Co., Ltd.	646,548
		4,043,263
Marine Transportation—1.11%
220,000	Nippon Yusen Kabushiki Kaisha	1,008,975

Non-Ferrous Metals—2.33%
139,000	Mitsui Mining & Smelting Co., Ltd.	566,379
162,000	Sumitomo Electric Industries, Ltd.	1,541,195
		2,107,574
Other Financing Business—1.90%
47,000	Hitachi Capital Corp.	802,316
8,500	Orix Corp.	918,507
		1,720,823
Other Products—2.20%
9,100	Nintendo Co., Ltd.	1,012,745
75,000	Toppan Printing Co., Ltd.	749,865
15,000	Yamaha Corp.	227,518
		1,990,128
Pharmaceutical—4.46%
33,300	Eisai Co., Ltd.	977,302
40,000	Takeda Chemical Industries, Ltd.	1,870,400
36,000	Tanabe Seiyaku Co., Ltd.	298,546
26,000	Yamanouchi Pharmaceutical Co., Ltd.	891,402
		4,037,650
Precision Instruments—1.07%
40,000	Terumo Corp.	969,305

Pulp & Paper—0.88%
162	Nippon Unipac Holding	795,315

Real Estate—0.98%
80,000	Mitsui Fudosan Co., Ltd.	888,889

Retail Trade—5.39%
50,900	EDION Corp.	579,717
13,300	Fast Retailing Co., Ltd.	937,040
55,000	Isetan Co., Ltd.	629,375
45,000	Marui Co., Ltd.	543,215
37,000	Seven-Eleven Japan Co., Ltd.	1,135,703
20,000	Sundrug Co., Ltd.	1,050,081
		4,875,131
Rubber Products—1.63%
24,000	Bridgestone Corp.	432,956
270,000	Yokahama Rubber Co., Ltd.	1,046,850
		1,479,806
Securities—3.28%
270,000	Nikko Cordial Corp.	1,223,748
127,000	Nomura Holdings Inc.	1,741,662
		2,965,410
Services—1.72%
24,500	H.I.S. Co., Ltd.	690,451
3,000	Nomura Research Institute, Ltd.	280,291
14,500	Secom Co., Ltd.	585,622
		1,556,364
Textile & Apparel—1.79%
225,000	Mitsubishi Rayon Co., Ltd.	783,522
240,000	Teijin Ltd.	833,603
		1,617,125
Transportation Equipment—12.60%
36,000	Denso Corp.	882,068
55,000	Honda Motor Co., Ltd.	2,675,462
360,000	Isuzu Motors Ltd.	907,916
182,000	Mazda Motor Corp.	623,981
43,000	Showa Corp.	508,266
65,000	Tokai Rika Co., Ltd.	1,019,162
119,000	Toyota Motor Corp.	4,784,778
		11,401,633
Wholesale Trade—3.39%
15,000	Autobacs Seven Co., Ltd.	471,190
129,000	Mitsui & Co., Ltd.	966,747
332	Net One Systems Co., Ltd.	1,075,678
214	NIWS Co., Ltd.	551,230
		3,064,845

Total Common Stocks (Cost—$82,250,204)		88,330,143

SHORT-TERM INVESTMENTS—0.09%

Principal Amount (000)			Value
U.S. DOLLAR TIME DEPOSIT—0.09%
82	Bank of New York Time Deposit, 0.05%, due 8/2/04 (Cost—$81,692)		81,692

Total Investments—97.70% (Cost—$82,331,896)			88,411,835

Other assets less liabilities—2.30%			2,078,427

NET ASSETS
	(Applicable to 14,420,917 shares of capital stock outstanding; equivalent to $6.27 per share)	100.00%	$90,490,262

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended July 31, 2004 is filed herewith.

Item 2. Controls and Procedures

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30-a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President & Treasurer

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: September 17, 2004
John J. O’Keefe, Vice President & Treasurer

\s\ Hiroshi Kimura		Date: September 17, 2004
Hiroshi Kimura, Chairman